Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		IFRS 15 [member]	Common shares [member]	Retained earnings [member] [1]	Retained earnings [member] IFRS 15 [member]	[1]	Other reserves [member]	Total common equity [member]	Total common equity [member] IFRS 15 [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Total common and preferred equity [member] IFRS 15 [member]	Non-controlling interests [member]		Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance (Previously stated [member]) at Oct. 31, 2018		$ 67,680			$ 18,234	$ 41,414			$ 404	$ 61,044		$ 4,184	$ 65,228		$ 2,452		$ 1,441	$ (68)	$ (126)	$ (121)	$ (134)
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2018		67,622			18,234	41,356			404	60,986		4,184	65,170		2,452		1,441	(68)	(126)	(121)	(134)
Beginning Balance at Oct. 31, 2018				$ (58)			$ (58)				$ (58)			$ (58)
Statement [Line Items]
Net income		6,490				6,071				6,071		118	6,189		301
Other comprehensive income (loss)		121								195			195		(74)		164	137	41	654	(801)
Total comprehensive income		6,611				6,071				6,266		118	6,384		227		164	137	41	654	(801)
Shares issued		180			211				(31)	180			180
Shares repurchased/redeemed		(1,019)			(150)	(569)				(719)		(300)	(1,019)
Dividends and distributions paid to equity holders		(3,415)				(3,166)				(3,166)		(118)	(3,284)		(131)
Share-based payments	[3]	6							6	6			6
Other		146				(10)			(9)	(19)			(19)		165	[4]
Ending Balance at Jul. 31, 2019		70,131			18,295	43,682			370	63,534		3,884	67,418		2,713		1,605	69	(85)	533	(935)
Beginning Balance at Oct. 31, 2019		70,192			18,264	44,439			365	63,638		3,884	67,522		2,670		800	37	(55)	650	(862)
Statement [Line Items]
Net income		4,954	[5]			4,837				4,837		114	4,951		3
Other comprehensive income (loss)		(2,041)								(1,945)			(1,945)		(96)		(1,616)	367	(57)	171	(810)
Total comprehensive income		2,913				4,837				2,892		114	3,006		(93)		(1,616)	367	(57)	171	(810)
Shares issued		1,736			56				(9)	47		1,689	1,736
Shares repurchased/redeemed		(679)			(84)	(330)				(414)		(265)	(679)
Dividends and distributions paid to equity holders		(3,527)				(3,272)				(3,272)		(114)	(3,386)		(141)
Share-based payments	[3]	5							5	5			5
Other		(65)				15			(1)	(13)			(13)		(52)	[4]			(27)
Ending Balance at Jul. 31, 2020		70,575			18,236	45,689			360	62,883		5,308	68,191		2,384		(816)	404	(139)	821	(1,672)
Beginning Balance at Apr. 30, 2020		70,335
Statement [Line Items]
Net income	[5]	1,304
Other comprehensive income (loss)		(1,614)
Total comprehensive income		(310)
Ending Balance at Jul. 31, 2020		$ 70,575			$ 18,236	$ 45,689			$ 360	$ 62,883		$ 5,308	$ 68,191		$ 2,384		$ (816)	$ 404	$ (139)	$ 821	$ (1,672)

[1]	Includes undistributed retained earnings of $63 (July 31, 2019 – $62) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 14).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions.
[5]	The amounts for the period ended July 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).